Schedule of RSUs and contractual life (Details)	1 Months Ended	12 Months Ended
	Sep. 30, 2025 $ / shares	Dec. 31, 2025 shares $ / shares	Dec. 31, 2024 shares	Dec. 31, 2023 shares
IfrsStatementLineItems [Line Items]
Number of outstanding RSU | shares		3,277,773	2,566,667	1,166,667
Weighted average contractual life ( years)	3 years 3 months 7 days	7 months 28 days
Weighted average exercise price	$ 1.98	$ 1.06
Ranges of exercise prices for outstanding RSU one [member]
IfrsStatementLineItems [Line Items]
Number of outstanding RSU | shares		1,766,665
Number of outstanding RSU vested | shares		1,581,095
Weighted average contractual life ( years)		1 year 5 months 4 days
Weighted average exercise price		$ 1.01
Ranges of exercise prices for outstanding RSU one [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Range of exercise prices		0.78
Ranges of exercise prices for outstanding RSU one [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Range of exercise prices		$ 2.46
Ranges of exercise prices for outstanding RSU two [member]
IfrsStatementLineItems [Line Items]
Number of outstanding RSU | shares		799,998
Number of outstanding RSU vested | shares		717,354
Weighted average contractual life ( years)		2 years 3 months 7 days
Weighted average exercise price		$ 3.38
Ranges of exercise prices for outstanding RSU two [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Range of exercise prices		3.27
Ranges of exercise prices for outstanding RSU two [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Range of exercise prices		$ 4.48
Ranges of exercise prices for outstanding RSU three [member]
IfrsStatementLineItems [Line Items]
Number of outstanding RSU | shares		711,110
Number of outstanding RSU vested | shares		733,332
Weighted average contractual life ( years)		2 years 8 months 12 days
Weighted average exercise price		$ 6.36
Ranges of exercise prices for outstanding RSU three [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Range of exercise prices		5.91
Ranges of exercise prices for outstanding RSU three [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Range of exercise prices		$ 8.73
Ranges of exercise prices for outstanding RSU [member]
IfrsStatementLineItems [Line Items]
Number of outstanding RSU | shares		3,277,773
Number of outstanding RSU vested | shares		3,031,781
Weighted average contractual life ( years)		1 year 10 months 28 days
Weighted average exercise price		$ 2.75